Segmented information (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 25,117	$ 12,528
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 25,117	$ 12,528